Contract Liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Contract Liabilities [Abstract]
Schedule of Movement of Contract Liabilities

Contract liabilities is comprised of the following:

	As of June 30,
	2025	2024
Unearned online promotion revenue - current	2,033,096	1,746,927
Premium business solutions revenue related	-	69,022
Value-Added Services revenue related	92,299	215,551
Shared office rental and management revenue related	123,588	66,522
Subtotal	2,248,983	2,098,022
Unearned online promotion revenue – non-current	135,209	127,439
Total	2,384,192	2,225,461

Schedule of Movement of Contract Liabilities

Movement of contract liabilities is as below:

Amount
June 30, 2022	$3,580,418
Addition	2,520,300
Recognized as revenue within the fiscal year ended June 30, 2023	(3,154,053)
June 30, 2023	2,946,665
Addition	1,959,298
Recognized as revenue within the fiscal year ended June 30, 2024	(2,680,502)
June 30, 2024	2,225,461
Addition	2,269,019
Recognized as revenue within the fiscal year ended June 30, 2025	(2,110,288)
June 30, 2025	$2,384,192